Note 2 - Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total cash and cash equivalents		$ 1,285	$ 8,604	$ 2,824	$ 7,129
Net additional funding requirement		$ 25,000
Computer equipment [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)		3 years
Motor vehicles [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)		5 years
Bottom of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)		3 years
Bottom of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)		3 years 6 months
Top of range [member] | Fixtures and fittings [member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)		20 years
Top of range [member] | Plant and Equipment [Member]
Statement Line Items [Line Items]
Useful Lives of Property, Plant and Equipment (Year)		10 years
Capitalised development expenditure [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		5 years
Capitalised development expenditure [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		10 years
Customer-related intangible assets [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		5 years
Customer-related intangible assets [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		10 years
Brand names [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		15 years
Brand names [member] | Top of range [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		25 years
Favorable supply contracts [Member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		15 years
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Useful Lives of Intangible Assets (Year)		5 years
ISS Joint Venture [member]
Statement Line Items [Line Items]
Percentage of voting equity interests acquired			50.00%
Disposal of major subsidiary [member]
Statement Line Items [Line Items]
Proceeds from shelf issuance cap raise	$ 5,000
Disposal of major subsidiary [member] | J.A. Martin Electrical Pty Limited [member]
Statement Line Items [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 2,600